COMPUTATION OF LOSS PER SHARE (Tables)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loss per Common Share
SCHEDULE OF BASIC AND DILUTIVE SHARES

Computation of basic and dilutive loss per share for the three and nine months ended September 30, 2024 and 2023 are as follows:

	For the three months ended September 30, 2024	For the three months ended September 30, 2023	For the nine months ended September 30, 2024	For the nine months ended September 30, 2023
Net income (loss) available to common stockholders	$1,195,000	$97,000	$(7,292,000)	$(5,348,000)
Weighted-average common shares outstanding	9,095,504	4,220,259	7,341,204	3,726,259
Basic and diluted income (loss) per share	$0.13	$0.03	$(0.99)	$(1.44)

Computation of dilutive shares for the nine months ended December 31, 2023 and fiscal years ended March 31, 2023 and 2022 are as follows:

	Nine months ended December 31, 2023	Fiscal year ended March 31, 2023	Fiscal year ended March 31, 2022
Basic weighted average common shares outstanding	4,864,540	2,811,872	1,614,506
Effect of dilutive stock options	-	-	8,891

Diluted weighted average of common shares outstanding	4,864,540	2,811,872	1,623,397